VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Rydex Variable Trust (File Nos. 333-57017 and 811-08821) (the "Trust")

Dear Sir or Madam:

Attached for filing on behalf of the Trust pursuant to Rule 485(a)(2) under the Securities Act of 1933 is Post-Effective Amendment No. 43 for Rydex Variable Trust on Form N-1A. The Amendment is being filed for the purpose of including in the prospectus two additional series of Rydex Variable Trust, the DWA Flexible Allocation Fund and the DWA Sector Rotation Fund.

The cover page of the Amendment has designated an effective date 75 days after filing. The Trust undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment for the purposes of, without limitation, responding to any SEC staff comments thereon.

No fees are required in connection with these filings. Please contact John McGuire of Morgan, Lewis & Bockius at (202) 739-5654 if you have any questions or comments regarding the Amendment.

Sincerely,

AMY J. LEE

Amy J. Lee
Assistant Secretary
Rydex Variable Trust

Enclosure